Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.48%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	737,135	$12,612,380
Omnicom Group, Inc.	203,430	11,145,930
		23,758,310
Aerospace & Defense–1.91%
Boeing Co. (The)	72,085	10,513,597
General Dynamics Corp.	80,332	11,795,148
Howmet Aerospace, Inc.	952,899	12,463,919
Huntington Ingalls Industries, Inc.	56,650	11,323,768
L3Harris Technologies, Inc.	54,551	10,880,197
Lockheed Martin Corp.	27,648	10,739,589
Northrop Grumman Corp.	31,156	10,443,491
Raytheon Technologies Corp.	168,022	10,840,779
Textron, Inc.	400,045	12,389,394
TransDigm Group, Inc.	32,902	13,977,428
		115,367,310
Agricultural & Farm Machinery–0.20%
Deere & Co.	80,176	12,196,373
Agricultural Products–0.19%
Archer-Daniels-Midland Co.	298,500	11,734,035
Air Freight & Logistics–0.77%
C.H. Robinson Worldwide, Inc.	149,552	12,133,154
Expeditors International of Washington, Inc.	154,742	11,817,646
FedEx Corp.	88,916	11,608,873
United Parcel Service, Inc., Class B	108,041	10,772,768
		46,332,441
Airlines–0.94%
Alaska Air Group, Inc.	370,907	12,681,310
American Airlines Group, Inc.(b)	959,488	10,074,624
Delta Air Lines, Inc.	457,407	11,531,231
Southwest Airlines Co.	355,923	11,425,128
United Airlines Holdings, Inc.(c)	381,748	10,704,214
		56,416,507
Alternative Carriers–0.18%
CenturyLink, Inc.	1,083,051	10,646,391
Apparel Retail–0.80%
Gap, Inc. (The)	1,329,493	11,832,488
L Brands, Inc.	805,607	13,042,777
Ross Stores, Inc.	121,034	11,735,456
TJX Cos., Inc. (The)	223,230	11,777,615
		48,388,336
Apparel, Accessories & Luxury Goods–1.08%
Hanesbrands, Inc.	1,205,350	11,884,751
PVH Corp.	247,354	11,247,186
Ralph Lauren Corp.	152,741	11,533,473
Tapestry, Inc.	729,386	9,919,650
Under Armour, Inc., Class A(c)	583,015	5,101,381
Under Armour, Inc., Class C(c)	602,763	4,737,717
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	193,064	$10,830,891
		65,255,049
Application Software–1.87%
Adobe, Inc.(c)	32,260	12,471,716
ANSYS, Inc.(c)	42,065	11,904,395
Autodesk, Inc.(c)	61,352	12,907,234
Cadence Design Systems, Inc.(c)	141,147	12,885,310
Citrix Systems, Inc.	73,806	10,932,145
Intuit, Inc.	41,834	12,145,247
Paycom Software, Inc.(c)	49,340	14,665,328
salesforce.com, inc.(c)	68,264	11,931,864
Synopsys, Inc.(c)	71,629	12,958,402
		112,801,641
Asset Management & Custody Banks–1.58%
Ameriprise Financial, Inc.	100,055	14,014,704
Bank of New York Mellon Corp. (The)	296,904	11,035,922
BlackRock, Inc.	23,279	12,306,210
Franklin Resources, Inc.	679,392	12,820,127
Invesco Ltd.(d)	1,223,955	9,754,921
Northern Trust Corp.	138,765	10,963,823
State Street Corp.	189,797	11,570,025
T. Rowe Price Group, Inc.	107,269	12,968,822
		95,434,554
Auto Parts & Equipment–0.44%
Aptiv PLC	173,673	13,086,261
BorgWarner, Inc.	411,462	13,228,503
		26,314,764
Automobile Manufacturers–0.42%
Ford Motor Co.	2,168,217	12,380,519
General Motors Co.	493,828	12,780,269
		25,160,788
Automotive Retail–0.88%
Advance Auto Parts, Inc.	93,397	13,012,070
AutoZone, Inc.(c)	11,192	12,846,849
CarMax, Inc.(c)	170,212	14,987,167
O’Reilly Automotive, Inc.(c)	29,721	12,400,790
		53,246,876
Biotechnology–1.51%
AbbVie, Inc.	133,028	12,327,705
Alexion Pharmaceuticals, Inc.(c)	107,279	12,862,752
Amgen, Inc.	47,245	10,852,176
Biogen, Inc.(c)	32,407	9,951,866
Gilead Sciences, Inc.	132,173	10,287,024
Incyte Corp.(c)	111,012	11,313,233
Regeneron Pharmaceuticals, Inc.(c)	19,517	11,960,213
Vertex Pharmaceuticals, Inc.(c)	41,045	11,819,318
		91,374,287
Brewers–0.16%
Molson Coors Beverage Co., Class B	250,141	9,495,352

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadcasting–0.62%
Discovery, Inc., Class A(b)(c)	170,828	$3,715,509
Discovery, Inc., Class C(c)	362,331	7,098,064
Fox Corp., Class A	285,464	8,326,985
Fox Corp., Class B	130,743	3,762,784
ViacomCBS, Inc., Class B	702,611	14,572,152
		37,475,494
Building Products–1.51%
A.O. Smith Corp.	270,235	12,836,162
Allegion PLC	113,707	11,336,588
Carrier Global Corp.(c)	807,952	16,538,777
Fortune Brands Home & Security, Inc.	238,224	14,522,135
Johnson Controls International PLC	375,804	11,804,004
Masco Corp.	277,600	12,950,040
Trane Technologies PLC	123,470	11,138,229
		91,125,935
Cable & Satellite–0.65%
Charter Communications, Inc., Class A(c)	22,228	12,092,032
Comcast Corp., Class A	291,524	11,544,351
DISH Network Corp., Class A(c)	492,951	15,601,899
		39,238,282
Casinos & Gaming–0.61%
Las Vegas Sands Corp.	236,146	11,320,839
MGM Resorts International	788,442	13,545,434
Wynn Resorts Ltd.	141,489	11,783,204
		36,649,477
Commodity Chemicals–0.44%
Dow, Inc.	332,174	12,821,916
LyondellBasell Industries N.V., Class A	212,708	13,562,262
		26,384,178
Communications Equipment–0.98%
Arista Networks, Inc.(c)	52,857	12,339,995
Cisco Systems, Inc.	261,329	12,496,753
F5 Networks, Inc.(c)	89,446	12,962,514
Juniper Networks, Inc.	491,859	11,932,499
Motorola Solutions, Inc.	70,363	9,522,225
		59,253,986
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	157,688	12,313,856
Construction & Engineering–0.38%
Jacobs Engineering Group, Inc.	131,843	11,077,449
Quanta Services, Inc.	317,997	11,743,629
		22,821,078
Construction Machinery & Heavy Trucks–0.83%
Caterpillar, Inc.	95,452	11,466,649
Cummins, Inc.	74,414	12,620,614
PACCAR, Inc.	164,098	12,120,278
Wabtec Corp.	225,406	13,765,545
		49,973,086
Construction Materials–0.36%
Martin Marietta Materials, Inc.	55,821	10,722,656
Vulcan Materials Co.	99,091	10,733,537
		21,456,193
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	135,199	$12,190,894
Consumer Finance–0.92%
American Express Co.	127,031	12,076,837
Capital One Financial Corp.	203,207	13,826,204
Discover Financial Services	316,817	15,051,976
Synchrony Financial	710,708	14,477,122
		55,432,139
Copper–0.20%
Freeport-McMoRan, Inc.	1,331,087	12,072,959
Data Processing & Outsourced Services–2.69%
Alliance Data Systems Corp.	293,218	13,584,790
Automatic Data Processing, Inc.	78,687	11,526,859
Broadridge Financial Solutions, Inc.	100,974	12,227,951
Fidelity National Information Services, Inc.	86,755	12,044,197
Fiserv, Inc.(c)	110,317	11,778,546
FleetCor Technologies, Inc.(c)	49,649	12,103,930
Global Payments, Inc.	71,675	12,864,946
Jack Henry & Associates, Inc.	65,431	11,833,851
Mastercard, Inc., Class A	42,701	12,848,304
Paychex, Inc.	164,462	11,887,313
PayPal Holdings, Inc.(c)	99,250	15,384,742
Visa, Inc., Class A	65,478	12,783,925
Western Union Co. (The)	557,013	11,151,400
		162,020,754
Department Stores–0.35%
Kohl’s Corp.	600,717	11,545,781
Nordstrom, Inc.(b)	590,492	9,524,636
		21,070,417
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B	173,538	11,441,360
Constellation Brands, Inc., Class A	68,230	11,783,321
		23,224,681
Distributors–0.45%
Genuine Parts Co.	148,710	12,403,901
LKQ Corp.(c)	530,273	14,561,297
		26,965,198
Diversified Banks–0.93%
Bank of America Corp.(e)	476,858	11,501,815
Citigroup, Inc.	244,252	11,702,113
JPMorgan Chase & Co.	116,634	11,349,655
U.S. Bancorp	316,636	11,259,576
Wells Fargo & Co.	391,164	10,354,111
		56,167,270
Diversified Chemicals–0.23%
Eastman Chemical Co.	201,474	13,716,350
Diversified Support Services–0.45%
Cintas Corp.	54,374	13,482,577
Copart, Inc.(c)	153,970	13,763,378
		27,245,955
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	249,466	10,712,070
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–2.73%
Alliant Energy Corp.	209,972	$10,364,218
American Electric Power Co., Inc.	128,516	10,955,989
Duke Energy Corp.	123,210	10,550,472
Edison International	178,879	10,394,659
Entergy Corp.	109,620	11,161,508
Evergy, Inc.	182,047	11,230,479
Eversource Energy	121,245	10,148,207
Exelon Corp.	288,794	11,063,698
FirstEnergy Corp.	240,235	10,152,331
NextEra Energy, Inc.	45,079	11,520,389
NRG Energy, Inc.	353,881	12,757,410
Pinnacle West Capital Corp.	138,921	10,821,946
PPL Corp.	420,661	11,753,268
Southern Co. (The)	193,165	11,023,927
Xcel Energy, Inc.	165,320	10,750,760
		164,649,261
Electrical Components & Equipment–0.87%
AMETEK, Inc.	138,230	12,677,073
Eaton Corp. PLC	140,061	11,891,179
Emerson Electric Co.	219,653	13,403,226
Rockwell Automation, Inc.	65,847	14,233,488
		52,204,966
Electronic Components–0.41%
Amphenol Corp., Class A	131,812	12,727,767
Corning, Inc.	535,775	12,210,312
		24,938,079
Electronic Equipment & Instruments–0.69%
FLIR Systems, Inc.	325,073	15,018,372
Keysight Technologies, Inc.(c)	115,831	12,524,806
Zebra Technologies Corp., Class A(c)	54,690	14,291,591
		41,834,769
Electronic Manufacturing Services–0.46%
IPG Photonics Corp.(c)	93,247	14,490,584
TE Connectivity Ltd.	164,609	13,374,481
		27,865,065
Environmental & Facilities Services–0.59%
Republic Services, Inc.	138,281	11,817,494
Rollins, Inc.	284,939	11,910,450
Waste Management, Inc.	110,713	11,818,613
		35,546,557
Fertilizers & Agricultural Chemicals–0.79%
CF Industries Holdings, Inc.	392,409	11,525,052
Corteva, Inc.	435,173	11,884,575
FMC Corp.	128,934	12,688,395
Mosaic Co. (The)	969,543	11,721,775
		47,819,797
Financial Exchanges & Data–1.59%
Cboe Global Markets, Inc.	108,836	11,586,681
CME Group, Inc., Class A	57,933	10,578,566
Intercontinental Exchange, Inc.	122,801	11,942,397
MarketAxess Holdings, Inc.	25,829	13,136,371
Moody’s Corp.	46,378	12,401,941
MSCI, Inc.	34,999	11,509,421
Nasdaq, Inc.	99,794	11,821,597
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	39,283	$12,767,761
		95,744,735
Food Distributors–0.20%
Sysco Corp.	220,657	12,171,440
Food Retail–0.19%
Kroger Co. (The)	347,675	11,341,159
Footwear–0.20%
NIKE, Inc., Class B	123,470	12,171,673
Gas Utilities–0.17%
Atmos Energy Corp.	100,281	10,306,881
General Merchandise Stores–0.61%
Dollar General Corp.	60,958	11,674,067
Dollar Tree, Inc.(c)	135,828	13,293,486
Target Corp.	97,876	11,973,171
		36,940,724
Gold–0.18%
Newmont Corp.	187,425	10,958,740
Health Care Distributors–0.81%
AmerisourceBergen Corp.	124,467	11,866,684
Cardinal Health, Inc.	216,694	11,850,995
Henry Schein, Inc.(c)	206,957	12,566,429
McKesson Corp.	78,392	12,438,458
		48,722,566
Health Care Equipment–3.48%
Abbott Laboratories	115,626	10,975,220
ABIOMED, Inc.(c)	66,866	14,971,298
Baxter International, Inc.	119,432	10,750,074
Becton, Dickinson and Co.	42,468	10,486,623
Boston Scientific Corp.(c)	289,925	11,014,251
Danaher Corp.	70,920	11,815,981
DexCom, Inc.(c)	28,258	10,690,284
Edwards Lifesciences Corp.(c)	48,601	10,921,617
Hologic, Inc.(c)	253,511	13,436,083
IDEXX Laboratories, Inc.(c)	41,865	12,931,261
Intuitive Surgical, Inc.(c)	21,091	12,233,413
Medtronic PLC	107,435	10,590,942
ResMed, Inc.	67,214	10,809,356
STERIS PLC	71,634	11,883,364
Stryker Corp.	58,578	11,465,472
Teleflex, Inc.	32,021	11,619,140
Varian Medical Systems, Inc.(c)	95,906	11,642,029
Zimmer Biomet Holdings, Inc.	93,617	11,827,572
		210,063,980
Health Care Facilities–0.35%
HCA Healthcare, Inc.	95,981	10,260,369
Universal Health Services, Inc., Class B	102,988	10,860,084
		21,120,453
Health Care REITs–0.57%
Healthpeak Properties, Inc.	422,744	10,416,412
Ventas, Inc.	354,786	12,399,771
Welltower, Inc.	226,095	11,456,234
		34,272,417
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–1.01%
Cigna Corp.	57,184	$11,283,547
CVS Health Corp.	175,208	11,488,389
DaVita, Inc.(c)	142,032	11,498,911
Laboratory Corp. of America Holdings(c)	74,745	13,104,293
Quest Diagnostics, Inc.	116,365	13,763,652
		61,138,792
Health Care Supplies–0.83%
Align Technology, Inc.(c)	57,519	14,127,817
Cooper Cos., Inc. (The)	36,245	11,488,940
DENTSPLY SIRONA, Inc.	271,690	12,639,019
West Pharmaceutical Services, Inc.	55,908	12,078,364
		50,334,140
Health Care Technology–0.19%
Cerner Corp.	158,566	11,559,461
Home Furnishings–0.41%
Leggett & Platt, Inc.	384,259	11,754,483
Mohawk Industries, Inc.(c)	139,462	12,997,858
		24,752,341
Home Improvement Retail–0.47%
Home Depot, Inc. (The)	53,009	13,171,676
Lowe’s Cos., Inc.	114,328	14,902,655
		28,074,331
Homebuilding–0.96%
D.R. Horton, Inc.	278,366	15,393,640
Lennar Corp., Class A	258,589	15,634,291
NVR, Inc.(c)	3,804	12,255,004
PulteGroup, Inc.	435,002	14,777,018
		58,059,953
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	976,365	11,657,798
Hotels, Resorts & Cruise Lines–1.10%
Carnival Corp.	883,859	13,911,941
Hilton Worldwide Holdings, Inc.	146,803	11,642,946
Marriott International, Inc., Class A	131,750	11,659,875
Norwegian Cruise Line Holdings Ltd.(c)	896,710	14,042,479
Royal Caribbean Cruises Ltd.	296,904	15,400,410
		66,657,651
Household Appliances–0.21%
Whirlpool Corp.	105,394	12,839,097
Household Products–0.92%
Church & Dwight Co., Inc.	150,934	11,330,615
Clorox Co. (The)	57,370	11,832,563
Colgate-Palmolive Co.	151,201	10,936,368
Kimberly-Clark Corp.	78,210	11,062,022
Procter & Gamble Co. (The)	89,030	10,320,358
		55,481,926
Housewares & Specialties–0.19%
Newell Brands, Inc.	863,240	11,351,606
Human Resource & Employment Services–0.22%
Robert Half International, Inc.	256,735	13,026,734
Shares		Value
Hypermarkets & Super Centers–0.35%
Costco Wholesale Corp.	34,918	$10,771,156
Walmart, Inc.	84,023	10,423,893
		21,195,049
Independent Power Producers & Energy Traders–0.18%
AES Corp. (The)	846,133	10,568,201
Industrial Conglomerates–0.79%
3M Co.	75,796	11,857,526
General Electric Co.	1,622,993	10,663,064
Honeywell International, Inc.	80,257	11,705,484
Roper Technologies, Inc.	34,478	13,577,436
		47,803,510
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	50,118	12,111,015
Linde PLC (United Kingdom)	58,876	11,912,970
		24,023,985
Industrial Machinery–2.43%
Dover Corp.	125,452	12,200,207
Flowserve Corp.	447,631	11,683,169
Fortive Corp.	183,917	11,215,259
IDEX Corp.	72,684	11,583,649
Illinois Tool Works, Inc.	70,003	12,072,717
Ingersoll Rand, Inc.(c)	414,071	11,676,802
Otis Worldwide Corp.	240,547	12,664,800
Parker-Hannifin Corp.	80,095	14,414,697
Pentair PLC	350,640	13,724,050
Snap-on, Inc.	93,815	12,166,867
Stanley Black & Decker, Inc.	98,642	12,374,639
Xylem, Inc.	159,523	10,582,756
		146,359,612
Industrial REITs–0.37%
Duke Realty Corp.	317,906	10,961,399
Prologis, Inc.	123,046	11,258,709
		22,220,108
Insurance Brokers–0.79%
Aon PLC, Class A	58,179	11,458,354
Arthur J. Gallagher & Co.	132,790	12,519,441
Marsh & McLennan Cos., Inc.	112,657	11,932,629
Willis Towers Watson PLC	56,815	11,527,764
		47,438,188
Integrated Oil & Gas–0.56%
Chevron Corp.	127,351	11,678,087
Exxon Mobil Corp.	256,854	11,679,151
Occidental Petroleum Corp.	814,473	10,547,425
		33,904,663
Integrated Telecommunication Services–0.36%
AT&T, Inc.	355,468	10,969,742
Verizon Communications, Inc.	189,894	10,896,118
		21,865,860
Interactive Home Entertainment–0.60%
Activision Blizzard, Inc.	165,987	11,947,744
Electronic Arts, Inc.(c)	96,406	11,846,369
Take-Two Interactive Software, Inc.(c)	89,209	12,147,590
		35,941,703
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–0.65%
Alphabet, Inc., Class A(c)	4,337	$6,217,176
Alphabet, Inc., Class C(c)	4,327	6,182,937
Facebook, Inc., Class A(c)	61,934	13,940,724
Twitter, Inc.(c)	415,777	12,876,614
		39,217,451
Internet & Direct Marketing Retail–0.85%
Amazon.com, Inc.(c)	4,674	11,415,637
Booking Holdings, Inc.(c)	7,547	12,372,703
eBay, Inc.	296,388	13,497,510
Expedia Group, Inc.	175,596	13,956,370
		51,242,220
Internet Services & Infrastructure–0.38%
Akamai Technologies, Inc.(c)	105,374	11,148,569
VeriSign, Inc.(c)	52,880	11,581,249
		22,729,818
Investment Banking & Brokerage–1.00%
Charles Schwab Corp. (The)	310,177	11,138,456
E*TRADE Financial Corp.	278,436	12,679,976
Goldman Sachs Group, Inc. (The)	60,500	11,887,645
Morgan Stanley	283,992	12,552,446
Raymond James Financial, Inc.	174,355	12,079,314
		60,337,837
IT Consulting & Other Services–1.16%
Accenture PLC, Class A	63,402	12,783,111
Cognizant Technology Solutions Corp., Class A	206,304	10,934,112
DXC Technology Co.	724,152	10,290,200
Gartner, Inc.(c)	104,767	12,750,144
International Business Machines Corp.	92,417	11,542,883
Leidos Holdings, Inc.	111,817	11,773,212
		70,073,662
Leisure Products–0.18%
Hasbro, Inc.	147,622	10,851,693
Life & Health Insurance–1.41%
Aflac, Inc.	304,310	11,098,186
Globe Life, Inc.	143,705	11,068,159
Lincoln National Corp.	374,283	14,196,554
MetLife, Inc.	335,791	12,091,834
Principal Financial Group, Inc.	363,558	14,040,610
Prudential Financial, Inc.	196,134	11,956,329
Unum Group	715,748	10,843,582
		85,295,254
Life Sciences Tools & Services–1.43%
Agilent Technologies, Inc.	139,550	12,299,937
Illumina, Inc.(c)	35,090	12,739,425
IQVIA Holdings, Inc.(c)	84,374	12,615,600
Mettler-Toledo International, Inc.(c)	15,398	12,241,410
PerkinElmer, Inc.	132,742	13,336,589
Thermo Fisher Scientific, Inc.	33,479	11,690,532
Waters Corp.(c)	56,205	11,232,569
		86,156,062
Managed Health Care–0.77%
Anthem, Inc.	41,450	12,190,859
Shares		Value
Managed Health Care–(continued)
Centene Corp.(c)	155,719	$10,316,384
Humana, Inc.	29,714	12,202,054
UnitedHealth Group, Inc.	38,206	11,647,099
		46,356,396
Metal & Glass Containers–0.19%
Ball Corp.	158,137	11,268,843
Motorcycle Manufacturers–0.20%
Harley-Davidson, Inc.	573,709	12,242,950
Movies & Entertainment–0.62%
Live Nation Entertainment, Inc.(c)	289,471	14,230,394
Netflix, Inc.(c)	26,246	11,016,234
Walt Disney Co. (The)	104,109	12,211,986
		37,458,614
Multi-line Insurance–0.58%
American International Group, Inc.	453,113	13,620,577
Assurant, Inc.	104,916	10,762,283
Hartford Financial Services Group, Inc. (The)	277,461	10,623,982
		35,006,842
Multi-Sector Holdings–0.18%
Berkshire Hathaway, Inc., Class B(c)	58,060	10,774,775
Multi-Utilities–1.77%
Ameren Corp.	142,634	10,659,039
CenterPoint Energy, Inc.	671,583	11,940,746
CMS Energy Corp.	175,735	10,294,556
Consolidated Edison, Inc.	123,953	9,303,912
Dominion Energy, Inc.	136,195	11,577,937
DTE Energy Co.	104,876	11,281,511
NiSource, Inc.	420,820	10,028,141
Public Service Enterprise Group, Inc.	203,244	10,373,574
Sempra Energy	89,209	11,267,989
WEC Energy Group, Inc.	110,636	10,148,640
		106,876,045
Office REITs–0.66%
Alexandria Real Estate Equities, Inc.	71,477	10,987,445
Boston Properties, Inc.	116,243	9,994,573
SL Green Realty Corp.	216,567	9,121,802
Vornado Realty Trust	264,001	9,559,476
		39,663,296
Oil & Gas Equipment & Services–1.11%
Baker Hughes Co., Class A(e)	851,978	14,066,157
Halliburton Co.	1,464,547	17,208,427
National Oilwell Varco, Inc.	951,266	11,862,287
Schlumberger Ltd.	726,522	13,418,861
TechnipFMC PLC (United Kingdom)	1,367,151	10,116,918
		66,672,650
Oil & Gas Exploration & Production–2.42%
Apache Corp.	1,307,570	14,108,680
Cabot Oil & Gas Corp.	529,641	10,508,078
Concho Resources, Inc.	213,732	11,652,669
ConocoPhillips	314,839	13,279,909
Devon Energy Corp.	1,204,042	13,015,694
Diamondback Energy, Inc.	352,197	14,996,548
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	265,326	$13,523,666
Hess Corp.	297,222	14,109,128
Marathon Oil Corp.	2,552,017	13,627,771
Noble Energy, Inc.	1,597,306	13,944,481
Pioneer Natural Resources Co.	144,868	13,269,909
		146,036,533
Oil & Gas Refining & Marketing–0.95%
HollyFrontier Corp.	410,853	12,921,327
Marathon Petroleum Corp.	436,199	15,328,033
Phillips 66	186,481	14,594,003
Valero Energy Corp.	214,475	14,292,614
		57,135,977
Oil & Gas Storage & Transportation–0.63%
Kinder Morgan, Inc.	741,568	11,716,774
ONEOK, Inc.	377,850	13,863,317
Williams Cos., Inc. (The)	614,007	12,544,163
		38,124,254
Packaged Foods & Meats–2.22%
Campbell Soup Co.	220,525	11,242,364
Conagra Brands, Inc.	330,591	11,501,261
General Mills, Inc.	182,977	11,534,870
Hershey Co. (The)	75,796	10,284,001
Hormel Foods Corp.	219,783	10,732,004
JM Smucker Co. (The)	91,307	10,402,607
Kellogg Co.	170,735	11,150,703
Kraft Heinz Co. (The)	378,495	11,532,743
Lamb Weston Holdings, Inc.	185,267	11,127,136
McCormick & Co., Inc.	70,757	12,393,796
Mondelez International, Inc., Class A	207,577	10,818,913
Tyson Foods, Inc., Class A	178,075	10,940,928
		133,661,326
Paper Packaging–1.17%
Amcor PLC	1,264,381	12,909,330
Avery Dennison Corp.	101,510	11,234,112
International Paper Co.	348,548	11,868,059
Packaging Corp. of America	122,206	12,392,911
Sealed Air Corp.	376,313	12,079,647
Westrock Co.	361,722	10,149,919
		70,633,978
Personal Products–0.32%
Coty, Inc., Class A	1,930,656	7,008,281
Estee Lauder Cos., Inc. (The), Class A	63,704	12,579,629
		19,587,910
Pharmaceuticals–1.49%
Bristol-Myers Squibb Co.	183,188	10,939,987
Eli Lilly and Co.	70,577	10,794,752
Johnson & Johnson	73,024	10,862,320
Merck & Co., Inc.	133,012	10,736,729
Mylan N.V.(c)	689,091	11,762,784
Perrigo Co. PLC	214,021	11,721,930
Pfizer, Inc.	300,765	11,486,215
Zoetis, Inc.	84,923	11,837,417
		90,142,134
Shares		Value
Property & Casualty Insurance–1.20%
Allstate Corp. (The)	105,807	$10,348,983
Chubb Ltd.	93,452	11,395,537
Cincinnati Financial Corp.	129,385	7,627,246
Loews Corp.	307,173	10,210,430
Progressive Corp. (The)	134,560	10,452,621
Travelers Cos., Inc. (The)	105,656	11,303,079
W.R. Berkley Corp.	194,792	11,288,196
		72,626,092
Publishing–0.25%
News Corp., Class A	942,871	11,550,170
News Corp., Class B	295,496	3,622,781
		15,172,951
Railroads–0.82%
CSX Corp.	176,855	12,659,281
Kansas City Southern	79,658	11,990,122
Norfolk Southern Corp.	69,093	12,318,591
Union Pacific Corp.	74,062	12,580,171
		49,548,165
Real Estate Services–0.18%
CBRE Group, Inc., Class A(c)	249,466	10,971,515
Regional Banks–2.70%
Citizens Financial Group, Inc.	558,695	13,464,549
Comerica, Inc.	370,042	13,451,027
Fifth Third Bancorp	667,544	12,943,678
First Republic Bank	110,990	12,005,788
Huntington Bancshares, Inc.	1,377,329	12,244,455
KeyCorp	1,026,944	12,169,286
M&T Bank Corp.	105,244	11,120,081
People’s United Financial, Inc.	967,010	11,072,265
PNC Financial Services Group, Inc. (The)	109,372	12,472,783
Regions Financial Corp.	1,166,100	13,188,591
SVB Financial Group(c)	63,913	13,725,317
Truist Financial Corp.	332,373	12,224,679
Zions Bancorporation N.A.	381,748	12,561,418
		162,643,917
Reinsurance–0.19%
Everest Re Group Ltd.	56,537	11,217,506
Research & Consulting Services–0.81%
Equifax, Inc.	86,748	13,321,023
IHS Markit Ltd.	165,270	11,479,654
Nielsen Holdings PLC	837,199	11,628,694
Verisk Analytics, Inc.	72,183	12,464,561
		48,893,932
Residential REITs–1.04%
Apartment Investment & Management Co., Class A	283,556	10,454,710
AvalonBay Communities, Inc.	65,159	10,165,456
Equity Residential	159,066	9,633,037
Essex Property Trust, Inc.	42,559	10,332,048
Mid-America Apartment Communities, Inc.	97,807	11,380,822
UDR, Inc.	285,086	10,542,480
		62,508,553
Restaurants–1.24%
Chipotle Mexican Grill, Inc.(c)	13,533	13,585,914
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Darden Restaurants, Inc.	175,236	$13,468,639
Domino’s Pizza, Inc.	34,914	13,471,218
McDonald’s Corp.	59,651	11,114,174
Starbucks Corp.	143,985	11,229,390
Yum! Brands, Inc.	131,890	11,834,490
		74,703,825
Retail REITs–1.01%
Federal Realty Investment Trust	147,309	11,771,462
Kimco Realty Corp.	1,244,537	13,826,806
Realty Income Corp.	211,977	11,724,448
Regency Centers Corp.	287,150	12,287,149
Simon Property Group, Inc.	197,812	11,413,752
		61,023,617
Semiconductor Equipment–0.58%
Applied Materials, Inc.	208,669	11,723,024
KLA Corp.	68,861	12,116,782
Lam Research Corp.	39,786	10,888,235
		34,728,041
Semiconductors–2.64%
Advanced Micro Devices, Inc.(c)	196,134	10,552,009
Analog Devices, Inc.	107,989	12,197,358
Broadcom, Inc.	41,752	12,161,105
Intel Corp.	183,917	11,573,897
Maxim Integrated Products, Inc.	209,102	12,061,003
Microchip Technology, Inc.	138,178	13,267,852
Micron Technology, Inc.(c)	242,916	11,638,106
NVIDIA Corp.	37,976	13,482,239
Qorvo, Inc.(c)	128,680	13,477,943
QUALCOMM, Inc.	145,743	11,787,694
Skyworks Solutions, Inc.	116,365	13,793,907
Texas Instruments, Inc.	97,764	11,608,497
Xilinx, Inc.	124,733	11,469,199
		159,070,809
Soft Drinks–0.57%
Coca-Cola Co. (The)	230,987	10,782,473
Monster Beverage Corp.(c)	178,505	12,836,295
PepsiCo, Inc.	80,706	10,616,874
		34,235,642
Specialized Consumer Services–0.22%
H&R Block, Inc.	773,069	13,142,173
Specialized REITs–1.68%
American Tower Corp.	43,695	11,280,738
Crown Castle International Corp.	66,454	11,440,721
Digital Realty Trust, Inc.	74,404	10,681,438
Equinix, Inc.	15,974	11,143,942
Extra Space Storage, Inc.	119,240	11,536,470
Iron Mountain, Inc.	444,228	11,443,313
Public Storage	56,500	11,454,810
SBA Communications Corp., Class A	35,260	11,076,224
Weyerhaeuser Co.	552,302	11,150,977
		101,208,633
Specialty Chemicals–1.51%
Albemarle Corp.	180,595	13,819,129
Celanese Corp.	142,032	12,770,097
Shares		Value
Specialty Chemicals–(continued)
DuPont de Nemours, Inc.	289,396	$14,681,059
Ecolab, Inc.	62,104	13,202,068
International Flavors & Fragrances, Inc.	88,724	11,817,150
PPG Industries, Inc.	118,971	12,095,782
Sherwin-Williams Co. (The)	21,482	12,757,086
		91,142,371
Specialty Stores–0.63%
Tiffany & Co.	85,955	11,013,414
Tractor Supply Co.	119,728	14,609,211
Ulta Beauty, Inc.(c)	51,511	12,569,199
		38,191,824
Steel–0.21%
Nucor Corp.	297,381	12,567,321
Systems Software–1.04%
Fortinet, Inc.(c)	98,275	13,679,880
Microsoft Corp.	62,156	11,390,087
NortonLifeLock, Inc.	551,753	12,568,933
Oracle Corp.	203,244	10,928,430
ServiceNow, Inc.(c)	37,054	14,374,358
		62,941,688
Technology Distributors–0.19%
CDW Corp.	102,014	11,314,373
Technology Hardware, Storage & Peripherals–1.31%
Apple, Inc.	39,254	12,480,417
Hewlett Packard Enterprise Co.	1,143,282	11,101,268
HP, Inc.	715,287	10,829,445
NetApp, Inc.	263,375	11,730,723
Seagate Technology PLC	215,684	11,439,879
Western Digital Corp.	262,317	11,639,005
Xerox Holdings Corp.	612,652	9,728,914
		78,949,651
Tobacco–0.35%
Altria Group, Inc.	271,756	10,612,072
Philip Morris International, Inc.	142,396	10,446,170
		21,058,242
Trading Companies & Distributors–0.66%
Fastenal Co.	308,968	12,748,020
United Rentals, Inc.(c)	105,676	14,677,340
W.W. Grainger, Inc.	39,615	12,265,596
		39,690,956
Trucking–0.43%
J.B. Hunt Transport Services, Inc.	103,189	12,348,628
Old Dominion Freight Line, Inc.	81,238	13,899,009
		26,247,637
Water Utilities–0.18%
American Water Works Co., Inc.	84,252	10,700,004
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(c)	122,005	12,205,380
Total Common Stocks & Other Equity Interests (Cost $4,353,181,185)		6,000,612,575
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(d)(f)	12,223,771	$12,223,771
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(d)(f)	7,542,062	7,548,850
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(f)	13,970,024	13,970,024
Total Money Market Funds (Cost $33,740,750)		33,742,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $4,386,921,935)		6,034,355,220
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.23%
Invesco Private Government Fund, 0.02%(d)(g) (Cost $13,822,070)	13,822,070	$13,822,070
TOTAL INVESTMENTS IN SECURITIES–100.27% (Cost $4,400,744,005)		6,048,177,290
OTHER ASSETS LESS LIABILITIES—(0.27)%		(16,555,227)
NET ASSETS–100.00%		$6,031,622,063
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,125,767	$365,913,598	$(367,815,594)	$-	$-	$12,223,771	$158,637
Invesco Liquid Assets Portfolio, Institutional Class	10,089,834	261,366,855	(263,928,727)	1,894	18,994	7,548,850	142,478
Invesco Treasury Portfolio, Institutional Class	16,143,734	418,186,969	(420,360,679)	-	-	13,970,024	173,543
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	13,977,919	201,616,012	(215,593,931)	-	-	-	109,634
Invesco Liquid Assets Portfolio, Institutional Class	4,659,306	56,310,071	(60,961,666)	-	(7,711)	-	41,950
Invesco Private Government Fund	-	47,818,876	(33,996,806)	-	-	13,822,070	213
Investments in Other Affiliates:
Invesco Ltd.	11,199,799	6,859,720	(1,389,555)	(4,915,064)	(1,999,979)	9,754,921	723,757
Total	$70,196,359	$1,358,072,101	$(1,364,046,958)	$(4,913,170)	$(1,988,696)	$57,319,636	$1,350,212

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	285	June-2020	$43,348,500	$2,418,949	$2,418,949
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,000,612,575	$—	$—	$6,000,612,575
Money Market Funds	33,742,645	13,822,070	—	47,564,715
Total Investments in Securities	6,034,355,220	13,822,070	—	6,048,177,290
Other Investments - Assets*
Futures Contracts	2,418,949	—	—	2,418,949
Total Investments	$6,036,774,169	$13,822,070	$—	$6,050,596,239

*	Unrealized appreciation.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Equally-Weighted S&P 500 Fund